Investment Securities - Amortized Cost, Fair Value and Yield by Maturity Date (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, Amortized Cost		$ 133,611	[1]	$ 122,117
Available-for-sale securities, total, fair value		$ 136,840	[1]	$ 122,613
Available-for-sale securities, total, weighted-average maturity in years		3 years 4 months 24 days	[1]	4 years 2 months 12 days
Available-for-sale securities, total, weighted-average yield		1.61%	[1],[2]	2.38%
U.S. Treasury and Agencies [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 5,069
Available-for-sale securities, maturing after one year through five years, amortized cost		10,491
Available-for-sale securities, maturing after five years through ten years, amortized cost		5,874
Available-for-sale securities, maturing after ten years, amortized cost		520
Available-for-sale securities, Amortized Cost		21,954		$ 19,845
Available-for-sale securities, maturing in one year or less, fair value		5,101
Available-for-sale securities, maturing after one year through five years, fair value		10,740
Available-for-sale securities, maturing after five years through ten years, fair value		6,034
Available-for-sale securities, maturing after ten years, fair value		516
Available-for-sale securities, total, fair value		$ 22,391		19,839
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		6 months
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		2 years 6 months
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		8 years 2 months 12 days
Available-for-sale securities, maturing after ten years, weighted- average maturity in years		12 years 6 months
Available-for-sale securities, total, weighted-average maturity in years		3 years 9 months 18 days
Available-for-sale securities, maturing in one year or less, weighted-average yield	[2]	1.53%
Available-for-sale securities, maturing after one year through five years, weighted-average yield	[2]	1.29%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield	[2]	1.39%
Available-for-sale securities, maturing after ten years, weighted-average yield	[2]	1.52%
Available-for-sale securities, total, weighted-average yield	[2]	1.37%
Mortgage-Backed Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost	[3]	$ 682
Available-for-sale securities, maturing after one year through five years, amortized cost	[3]	90,156
Available-for-sale securities, maturing after five years through ten years, amortized cost	[3]	12,425
Available-for-sale securities, maturing after ten years, amortized cost	[3]	19
Available-for-sale securities, Amortized Cost	[3]	103,282
Available-for-sale securities, maturing in one year or less, fair value	[3]	688
Available-for-sale securities, maturing after one year through five years, fair value	[3]	92,059
Available-for-sale securities, maturing after five years through ten years, fair value	[3]	12,607
Available-for-sale securities, maturing after ten years, fair value	[3]	20
Available-for-sale securities, total, fair value	[3]	$ 105,374
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years	[3]	7 months 6 days
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years	[3]	2 years 6 months
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years	[3]	6 years 10 months 24 days
Available-for-sale securities, maturing after ten years, weighted- average maturity in years	[3]	12 years 2 months 12 days
Available-for-sale securities, total, weighted-average maturity in years	[3]	3 years
Available-for-sale securities, maturing in one year or less, weighted-average yield	[2],[3]	1.54%
Available-for-sale securities, maturing after one year through five years, weighted-average yield	[2],[3]	1.48%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield	[2],[3]	1.44%
Available-for-sale securities, maturing after ten years, weighted-average yield	[2],[3]	1.31%
Available-for-sale securities, total, weighted-average yield	[2],[3]	1.47%
Asset-Backed Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing after one year through five years, amortized cost	[3]	$ 3
Available-for-sale securities, maturing after five years through ten years, amortized cost	[3]	197
Available-for-sale securities, Amortized Cost		200	[3]	375
Available-for-sale securities, maturing after one year through five years, fair value	[3]	4
Available-for-sale securities, maturing after five years through ten years, fair value	[3]	200
Available-for-sale securities, maturing after ten years, fair value	[3]	1
Available-for-sale securities, total, fair value		$ 205	[3]	383
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years	[3]	3 years
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years	[3]	6 years 2 months 12 days
Available-for-sale securities, maturing after ten years, weighted- average maturity in years	[3]	14 years 2 months 12 days
Available-for-sale securities, total, weighted-average maturity in years	[3]	6 years 2 months 12 days
Available-for-sale securities, maturing in one year or less, weighted-average yield	[2],[3]	52.00%
Available-for-sale securities, maturing after one year through five years, weighted-average yield	[2],[3]	1.91%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield	[2],[3]	1.46%
Available-for-sale securities, maturing after ten years, weighted-average yield	[2],[3]	2.41%
Available-for-sale securities, total, weighted-average yield	[2],[3]	1.47%
Obligations of State and Political Subdivisions [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost	[4]	$ 115
Available-for-sale securities, maturing after one year through five years, amortized cost	[4]	1,245
Available-for-sale securities, maturing after five years through ten years, amortized cost	[4]	6,779
Available-for-sale securities, maturing after ten years, amortized cost	[4]	27
Available-for-sale securities, Amortized Cost		8,166	[4]	6,499
Available-for-sale securities, maturing in one year or less, fair value	[4]	117
Available-for-sale securities, maturing after one year through five years, fair value	[4]	1,327
Available-for-sale securities, maturing after five years through ten years, fair value	[4]	7,386
Available-for-sale securities, maturing after ten years, fair value	[4]	31
Available-for-sale securities, total, fair value		$ 8,861	[4]	6,814
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years	[4]	6 months
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years	[4]	3 years 2 months 12 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years	[4]	7 years
Available-for-sale securities, maturing after ten years, weighted- average maturity in years	[4]	10 years 10 months 24 days
Available-for-sale securities, total, weighted-average maturity in years	[4]	6 years 3 months 18 days
Available-for-sale securities, maturing in one year or less, weighted-average yield	[2],[4]	4.44%
Available-for-sale securities, maturing after one year through five years, weighted-average yield	[2],[4]	4.43%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield	[2],[4]	3.90%
Available-for-sale securities, maturing after ten years, weighted-average yield	[2],[4]	3.88%
Available-for-sale securities, total, weighted-average yield	[2],[4]	3.99%
Other [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 9
Available-for-sale securities, Amortized Cost		9		13
Available-for-sale securities, maturing in one year or less, fair value		9
Available-for-sale securities, total, fair value		$ 9		$ 13
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		1 month 6 days
Available-for-sale securities, total, weighted-average maturity in years		1 month 6 days
Available-for-sale securities, maturing in one year or less, weighted-average yield	[2]	1.81%
Available-for-sale securities, total, weighted-average yield	[2]	1.81%

[1]	The weighted-average maturity of total available-for-sale investment securities was 4.2 years at December 31, 2019, with a corresponding weighted-average yield of 2.38 percent.
[2]	Weighted-average yields for obligations of state and political subdivisions are presented on a fully-taxable equivalent basis based on a federal income tax rate of 21 percent. Yields on investment securities are computed based on amortized cost balances.
[3]	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
[4]	Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and the contractual maturity date for securities with a fair value equal to or below par.